Fair Value Measurements - Schedule of Financial Instruments Not Recorded at Fair Value on a Recurring Basis (Details) - Other long-term debt - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	$ 1,175	$ 1,806
Fair Value	$ 1,135	$ 1,736